Note 41 - Parenthetical Information Regulatory Capital (Detail: Text Values) - EUR (€) € in Millions, shares in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Buy-back of shares (in million shares) [Abstract]
Approval from the Annual General Meeting 2021 (AGM) to buy back shares before end of April 2026	206.7
Of which: can be purchased by using derivatives	103.3
Included: derivatives with a maturity exceeding 18 months	41.3
Buy-back of shares from 2021 AGM until 2022 AGM	59.8
Of which: for equity compensation purposes	33.3
Of which: for cancellation with the purpose of distributing capital to shareholders	26.5
Approval from the AGM 2021 of which can be purchased using call option	48.8
Number of shares held in Treasury from buybacks as of the 2022 Annual General Meeting	34.8
Number of shares held in Treasury from buybacks as of the 2022 AGM Of which: for cancellation with the purpose of distributing capital to shareholders	26.5
Number of shares held in Treasury from buybacks as of the 2022 AGM Of which: for equity compensation purposes	8.3
Approval from the Annual General Meeting 2022 (AGM) to buy back shares before end of April 2027	206.7
Of which: can be purchased by using derivatives	103.3
Included: derivatives with a maturity exceeding 18 months	41.3
Number of shares held in Treasury from buybacks as of the 2022	28.9
Of which: for cancellation with the purpose of distributing capital to shareholders	26.5
Of which: for equity compensation purposes	2.4
Capital Instrumente [Abstract]
Authorized capital available to the Management Board in EUR million	€ 2,560.0
Authorized capital available to the Management Board in million shares	1,000.0
Conditional capital against cash in EUR mn.	€ 512.0
Conditional capital against cash in million shares	200.0
Additional conditional capital for equity compensation in EUR million	€ 51.2
Additional conditional capital for equity compensation in million shares	20.0
Authorized issuance of participatory notes and other Hybrid Debt Securities qualify as Additional Tier 1 capital with an equivalent value in EUR Million	€ 9,000.0
Transitional agreements for AT1 and Tier 2 instruments
Capping of recognition of capital instruments issued on or prior to December 31, 2011, subject to grandfathering rules 2020 in percent	20.00%
Capping of recognition of capital instruments issued on or prior to December 31, 2011, subject to grandfathering rules 2021 in percent	10.00%
Eligible AT1 instruments Based on the current CRR
Eligible AT1 instruments Based on the current CRR in Euro mn	€ 8,600.0
ATI notes issued in Euro mn	2,000.0
Notional of ATI notes redemend in Euro mn	1,750.0
Tier 2 capital instruments [Abstract]
Total Tier 2 capital instruments recognized during the transition period under CRR/CRD 4 in EUR million	9,500.0
Nominal value of Total Tier 2 capital instruments recognized during the transition period under CRR/CRD in EUR million	11,700.0
Nominal value of Tier 2 instruments recognized under fully loaded CRR/CRD rules in EURO million	1,500.0
Issued Tier 2 capital instruments (nominal value ) in USD million	1,250.0
Equivalent amount of issued Tier 2 capital instruments (nominal value ) in EURO million	1,200.0
Matured Tier 2 capital instruments (nominal value ) in EURO million	15.0
Own Funds [Abstract]
Including: capital deduction effective from January 2018 onwards, based on ECB guidance on irrevocable payment commitments related to the Single Resolution Fund and the Deposit Guarantee Scheme in EUR million	1,200.0	€ 1,100.0
Including: capital deduction effective from December 2020 based on ECBs supervisory recommendation for a prudential provisioning of non-performing exposures in EURO million	1,000.0	700.0
Minimum value commitments as per Article 36 Abs. 1 N CRR	7.4	17.0
CET 1 increase resulting from use of IFRS 9 transitional provision as per Article 473a of the CRR in EURO million	14.7	39.0
Reconciliation of shareholders equity to Own Funds [Abstract]
Including: capital deduction effective from January 2018 onwards, based on ECB guidance on irrevocable payment commitments related to the Single Resolution Fund and the Deposit Guarantee Scheme in EURO million	1,200.0	1,100.0
Including: capital deduction effective from December 2020 based on ECBs supervisory recommendation for a prudential provisioning of non-performing exposures in EURO million	1,000.0	700.0
Minimum value commitments as per Article 36 Abs. 1 N CRR	7.4	17.0
CET 1 increase resulting from use of IFRS 9 transitional provision as per Article 473a of the CRR in EURO million	€ 14.7	€ 39.0